STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

16. STOCKHOLDERS’ EQUITY

Preferred Stock

As of March 31, 2025, we were authorized to issue 25,000,000 shares of preferred stock with a par value of $0.01.

No shares of preferred stock were issued and outstanding during the nine months ended March 31, 2025 or the year ended June 30, 2024.

Common Stock

As of March 31, 2025, we were authorized to issue 1,000,000,000 shares of common stock with a par value per share of $0.01, of which 384,673,281 shares of common stock were issued and outstanding.

During the three and nine months ended March 31, 2025, the Company accounted for the issuance of 381,178 common shares in the amount of $58,512 and 714,683 common shares in the amount of $261,563, respectively.

As of March 31, 2025, the Company has entered into subscription agreements with investors in a private offering, for 943,000 shares, at a price per share of $1.00 for $943,000, and has a subscription receivable in the Consolidated Balance Sheet.

During the fiscal year ended June 30, 2024, the Company issued 131,731,545 common shares in the amount of $8,857,679. From this amount, the Company issued 3,589,239 shares for payment of professional services in the amount of $918,349. The Company issued 28,142,306 shares for director equity compensation in the amount of $6,939,330, and paid a discounted director bonus of 100,000,000 shares in the amount of $1,000,000.

The Company has the following potentially dilutive debt or equity instruments which were issued or outstanding during the nine months ended March 31, 2025, or for the year ended June 30, 2024:

●	On June 26, 2024, the Board approved a $1.1 million convertible bridge loan to the Company by Harthorne, bearing an annual interest rate of 12%. The note is due June 19, 2025, unless sooner paid in full or converted in accordance with the terms of conversion at $0.30 per share.

●	On December 20, 2024, the Company executed a convertible note payable to Michael Singh for the purchase of the stock of Awaysis Belize LTD in the amount of $2,081,365 subject to a true-up of the purchase price.

The Company has not declared or paid any dividends or returned any capital to common stock shareholders as of March 31, 2025, or for the year ended June 30, 2024.

Stock Options

The Company adopted the 2022 Omnibus Performance Award Plan in February 2022. The Plan authorizes the granting of 19,977,931 of the Company’s Common Stock. No stock options under the Plan were issued or outstanding during the nine months ended March 31, 2025 or for the year ended June 30, 2024.

On February 13, 2023, the Company awarded to certain of its executive officers, options to purchase an aggregate of 22,500,000 shares of the Company’s stock at an exercise price per share equal to the fair market value of the Company’s common stock on the date of the grant, $0.32 per share; all of which are currently exercisable and outstanding as of March 31, 2025. No expense has been recorded under ASC 718 as there is no compensation expense to be recognized. The expense for stock options is based on the fair value of the options at the grant date and this fair value is determined to be zero.

11. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

As of June 30, 2024, we were authorized to issue 25,000,000 shares of preferred stock with a par value of $0.01.

No shares of preferred stock were issued and outstanding during the fiscal years ended June 30, 2024 or 2023.

Common Stock

As of June 30, 2024, we were authorized to issue 1,000,000,000 shares of common stock with a par value of $0.01, of which 383,958,598 shares of common stock were issued and outstanding and 943,000 shares of common stock were subscribed, contractually obligated and committed to be issued but not yet issued.

During the fiscal year ended June 30, 2024, the Company issued 131,731,545 common shares in the amount of $8,857,679. From this amount, the Company issued 3,589,239 shares for payment of professional services in the amount of $$918,349. The Company issued 28,142,306 shares for Director equity compensation in the amount of $6,939,330, and paid a discounted director bonus of 100,000,000 shares in the amount of $1,000,000,

During the fiscal year ended June 30, 2023, the Company sold 100,000 common shares in a private offering, at a price per share of $1.00 for $100,000 in gross proceeds.

During the year ended June 30, 2023, the Company entered into subscription agreements with investors in a private offering, for 943,000 shares, at a price per share of $1.00 for $943,000 and has a subscription receivable of $943,000 in the Consolidated Balance Sheet.

During the year ended June 30, 2023, the Company has collected an aggregate of $250,000 from the committed subscription agreements and has issued 250,000 shares of common stock accordingly.

During the fiscal year ended June 30, 2023, the Company issued 100,050,000 shares of restricted common stock to certain of its executive officers and directors.

On June 26, 2024, the Board passed a resolution to allow the officers of the Company and certain other parties to convert their unpaid salaries or other compensation to equity compensation, The company converted salaries and other compensation totaling $6,939,330 into an aggregate of 28,142,306 shares of common stock. The issuance of such shares was effected subsequent to June 30, 2024.

Stock-based compensation of $918,349 and $112,557 was issued for services during the fiscal years ended June 30, 2024, and 2023, respectively, and is included in the General and Administrative expenses in the Consolidated Statements of Operations.

No potentially dilutive debt or equity instruments were issued or outstanding during the fiscal year ended June 30, 2024, and 2023.

The Company has not declared or paid any dividends or returned any capital to common stock shareholders as of June 30, 2024, and 2023.

Warrants

No warrants were issued or outstanding during the twelve months ended June 30, 2024, or 2023.

Stock Options

The Company has adopted the 2022 Omnibus Performance Award Plan in February 2022 (the “Plan”). The Plan authorizes the granting of 19,775,931 of the Company’s Common Stock. No stock options under the Plan were issued or outstanding during the twelve months ended June 30, 2024 or 2023.

On February 13, 2023, the Company awarded to certain of its executive officers, options to purchase an aggregate of 22,500,000 shares of the Company’s stock at an exercise price per share equal to the fair market value of the Company’s common stock on the date of the grant, $0.32 per share; all of which are currently exercisable and outstanding as of June 30, 2024. No expense has been recorded under ASC 718 as there is no compensation expense to be recognized. The expense for stock options is based on the fair value of the options at the grant date and this fair value is determined to be zero.